Note 27 - Quarterly Financial Data (Unaudited) (Detail) - Quarterly Financial Data (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income	$ 62,866	$ 67,644	$ 72,382
Net interest income	54,492	54,672	51,492
Income before federal income taxes	14,790	7,457	5,275
Net income	10,534	5,623	3,763
Preferred stock dividends	1,275	1,679	1,679
Net income available to common shareholders	9,259	3,944	2,084
Basic earnings per common share (in Dollars per share)	$ 1.17	$ 0.50	$ 0.27
Diluted earnings per common share (in Dollars per share)	$ 1.16	$ 0.50	$ 0.27
First Quarter [Member]
Interest income	16,126	16,989
Net interest income	13,766	13,292
Income before federal income taxes	3,440	1,564
Net income	2,417	1,215
Preferred stock dividends	420	420
Net income available to common shareholders	1,997	795
Basic earnings per common share (in Dollars per share)	$ 0.25	$ 0.10
Diluted earnings per common share (in Dollars per share)	$ 0.25	$ 0.10
Second Quarter [Member]
Interest income	16,020	17,215
Net interest income	13,838	13,741
Income before federal income taxes	3,342	686
Net income	2,404	628
Preferred stock dividends	420	420
Net income available to common shareholders	1,984	208
Basic earnings per common share (in Dollars per share)	$ 0.25	$ 0.03
Diluted earnings per common share (in Dollars per share)	$ 0.25	$ 0.03
Third Quarter [Member]
Interest income	15,574	16,924
Net interest income	13,542	13,781
Income before federal income taxes	3,765	2,170
Net income	2,715	1,630
Preferred stock dividends	220	420
Net income available to common shareholders	2,495	1,210
Basic earnings per common share (in Dollars per share)	$ 0.32	$ 0.15
Diluted earnings per common share (in Dollars per share)	$ 0.31	$ 0.15
Fourth Quarter [Member]
Interest income	15,146	16,516
Net interest income	13,346	13,858
Income before federal income taxes	4,243	3,037
Net income	2,998	2,150
Preferred stock dividends	215	419
Net income available to common shareholders	$ 2,783	$ 1,731
Basic earnings per common share (in Dollars per share)	$ 0.35	$ 0.22
Diluted earnings per common share (in Dollars per share)	$ 0.35	$ 0.22